CONDENSED CONSOLIDATING FINANCIAL STATEMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidating Balance Sheet
Cash and equivalents	$ 525	$ 3,304	$ 5,177
Short-term investments in U.S. Treasury securities	0	150
Receivables, net	954	883
Receivables from affiliated parties	0	0
Deferred income tax assets	334	317
Other current assets	331	223
Total current assets	2,144	4,877
Investments in and amounts due from consolidated subsidiaries	0	0
Investments	56	87
Property, plant and equipment, net	15,056	14,742
Intangible assets subject to amortization, net	552	641
Intangible assets not subject to amortization	26,012	26,011
Goodwill	3,196	2,889	2,247
Other assets	1,257	562
Total assets	48,273	49,809
Accounts payable	565	647
Deferred revenue and subscriber-related liabilities	188	183
Payables to affiliated parties	0	0
Accrued programming expense	869	872
Current maturities of long-term debt	1,767	1,518
Mandatorily redeemable preferred equity issued by a subsidiary	0	300
Other current liabilities	1,837	1,805
Total current liabilities	5,226	5,325
Long-term debt	23,285	25,171
Deferred income tax liabilities, net	12,098	11,280
Long-term payables to affiliated parties	0	0
Other liabilities	717	750
Shareholders' equity due to (from) TWC and subsidiaries	0	0
Other TWC shareholders' equity	6,943	7,279
Total TWC shareholders' equity	6,943	7,279
Noncontrolling interests	4	4
Total equity	6,947	7,283	7,537	9,217
Total liabilities and equity	48,273	49,809
Consolidating Statement of Operations
Revenue	22,120	21,386	19,675
Programming and content	4,950	4,703	4,346
Sales and marketing	2,048	1,816	1,589
Technical operations	1,500	1,434	1,289
Customer care	766	741	712
Other operating	4,876	4,868	4,513
Depreciation	3,155	3,154	2,994
Amortization	126	110	33
Merger-related and restructuring costs	119	115	70
Asset impairments	0	0	60
Total costs and expenses	17,540	16,941	15,606
Operating Income	4,580	4,445	4,069
Equity in pretax income of consolidated subsidiaries	0	0	0
Interest expense, net	(1,552)	(1,606)	(1,518)
Other income (expense), net	11	497	(89)
Income before income taxes	3,039	3,336	2,462
Income tax provision	(1,085)	(1,177)	(795)
Net income	1,954	2,159	1,667
Less: Net income attributable to noncontrolling interests	0	(4)	(2)
Net income attributable to TWC shareholders	1,954	2,155	1,665
Consolidating Statement of Comprehensive Income
Net income	1,954	2,159	1,667
Change in accumulated unrealized losses on pension benefit obligation, net of tax	604	(167)	(250)
Change in accumulated deferred gains (losses) on cash flow hedges, net of tax	104	63	(18)
Other changes	(1)	0	0
Other comprehensive income (loss)	707	(104)	(268)
Comprehensive income	2,661	2,055	1,399
Less: Comprehensive income attributable to noncontrolling interests	0	(4)	(2)
Comprehensive income attributable to TWC shareholders	2,661	2,051	1,397
Consolidating Statement of Cash Flows
Cash provided by operating activities	5,753	5,525	5,688
Capital expenditures	(3,198)	(3,095)	(2,937)
Business acquisitions, net of cash acquired	(423)	(1,340)	(561)
Purchases of investments	(588)	(207)	(24)
Return of capital from investees	9	1,200	3
Proceeds from sale, maturity and collection of investments	726	104	5
Acquisition of intangible assets	(40)	(37)	(47)
Investments in (distributions and sale proceeds from) consolidated subsidiaries		0	0
Other investing activities	38	30	31
Cash used by investing activities	(3,476)	(3,345)	(3,530)
Proceeds from issuance of long-term debt	0	2,258	3,227
Repayments of long-term debt	(1,500)	(2,100)	0
Repayments of long-term debt assumed in acquisitions	(138)	(1,730)	(44)
Debt issuance costs	0	(26)	(25)
Redemption of mandatorily redeemable preferred equity	(300)	0	0
Repurchases of common stock	(2,509)	(1,850)	(2,657)
Dividends paid	(758)	(700)	(642)
Proceeds from exercise of stock options	138	140	114
Excess tax benefit from equity-based compensation	93	81	48
Taxes paid in cash in lieu of shares issued for equity-based compensation	(68)	(45)	(29)
Acquisition of noncontrolling interest	0	(32)	0
Net change in investments in and amounts due to and from consolidated subsidiaries	0	0	0
Other financing activities	(14)	(49)	(20)
Cash used by financing activities	(5,056)	(4,053)	(28)
Increase (decrease) in cash and equivalents	(2,779)	(1,873)	2,130
Cash and equivalents at beginning of year	3,304	5,177	3,047
Cash and equivalents at end of year	525	3,304	5,177
Eliminations [Member]
Consolidating Balance Sheet
Cash and equivalents	0	0	0
Short-term investments in U.S. Treasury securities		0
Receivables, net	0	0
Receivables from affiliated parties	(186)	(64)
Deferred income tax assets	0	0
Other current assets	0	0
Total current assets	(186)	(64)
Investments in and amounts due from consolidated subsidiaries	(93,418)	(89,366)
Investments	0	0
Property, plant and equipment, net	0	0
Intangible assets subject to amortization, net	0	0
Intangible assets not subject to amortization	0	0
Goodwill	0	0
Other assets	0	(70)
Total assets	(93,604)	(89,500)
Accounts payable	0	0
Deferred revenue and subscriber-related liabilities	0	0
Payables to affiliated parties	(186)	(64)
Accrued programming expense	0	0
Current maturities of long-term debt	0	0
Mandatorily redeemable preferred equity issued by a subsidiary		0
Other current liabilities	0	0
Total current liabilities	(186)	(64)
Long-term debt	0	0
Deferred income tax liabilities, net	0	(70)
Long-term payables to affiliated parties	(22,343)	(16,343)
Other liabilities	0	0
Shareholders' equity due to (from) TWC and subsidiaries	0	0
Other TWC shareholders' equity	(71,075)	(73,023)
Total TWC shareholders' equity	(71,075)	(73,023)
Noncontrolling interests	0	0
Total equity	(71,075)	(73,023)
Total liabilities and equity	(93,604)	(89,500)
Consolidating Statement of Operations
Revenue	0	0	0
Programming and content	0	0	0
Sales and marketing	0	0	0
Technical operations	0	0	0
Customer care	0	0	0
Other operating	0	0	0
Depreciation	0	0	0
Amortization	0	0	0
Merger-related and restructuring costs	0	0	0
Asset impairments			0
Total costs and expenses	0	0	0
Operating Income	0	0	0
Equity in pretax income of consolidated subsidiaries	(6,932)	(7,147)	(6,078)
Interest expense, net	0	0	0
Other income (expense), net	0	0	0
Income before income taxes	(6,932)	(7,147)	(6,078)
Income tax provision	2,112	2,261	1,761
Net income	(4,820)	(4,886)	(4,317)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income attributable to TWC shareholders	(4,820)	(4,886)	(4,317)
Consolidating Statement of Comprehensive Income
Net income	(4,820)	(4,886)	(4,317)
Change in accumulated unrealized losses on pension benefit obligation, net of tax	0	0	0
Change in accumulated deferred gains (losses) on cash flow hedges, net of tax	0	0	0
Other changes	1
Other comprehensive income (loss)	1	0	0
Comprehensive income	(4,819)	(4,886)	(4,317)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to TWC shareholders	(4,819)	(4,886)	(4,317)
Consolidating Statement of Cash Flows
Cash provided by operating activities	0	0	0
Capital expenditures	0	0	0
Business acquisitions, net of cash acquired	0	0	0
Purchases of investments	0	0	0
Return of capital from investees	0	0	0
Proceeds from sale, maturity and collection of investments	0	0	0
Acquisition of intangible assets	0	0	0
Investments in (distributions and sale proceeds from) consolidated subsidiaries		425	1,619
Other investing activities	0	0	0
Cash used by investing activities	0	425	1,619
Short-term repayments, net		(392)	(1,619)
Proceeds from issuance of long-term debt		0	0
Repayments of long-term debt	0	0
Repayments of long-term debt assumed in acquisitions	0	0	0
Debt issuance costs		0	0
Redemption of mandatorily redeemable preferred equity	0
Repurchases of common stock	0	0	0
Dividends paid	0	0	0
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from equity-based compensation	0	0	0
Taxes paid in cash in lieu of shares issued for equity-based compensation	0	0	0
Acquisition of noncontrolling interest		0
Net change in investments in and amounts due to and from consolidated subsidiaries	0	(33)	0
Other financing activities	0	0	0
Cash used by financing activities	0	(425)	(1,619)
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents at beginning of year	0	0	0
Cash and equivalents at end of year	0	0	0
Parent Company [Member]
Consolidating Balance Sheet
Cash and equivalents	316	2,174	4,372
Short-term investments in U.S. Treasury securities		150
Receivables, net	63	49
Receivables from affiliated parties	158	35
Deferred income tax assets	5	6
Other current assets	120	54
Total current assets	662	2,468
Investments in and amounts due from consolidated subsidiaries	42,492	40,656
Investments	0	17
Property, plant and equipment, net	0	0
Intangible assets subject to amortization, net	0	0
Intangible assets not subject to amortization	0	0
Goodwill	0	0
Other assets	1,165	579
Total assets	44,319	43,720
Accounts payable	0	1
Deferred revenue and subscriber-related liabilities	0	0
Payables to affiliated parties	28	29
Accrued programming expense	0	0
Current maturities of long-term debt	1,758	1,516
Mandatorily redeemable preferred equity issued by a subsidiary		0
Other current liabilities	591	631
Total current liabilities	2,377	2,177
Long-term debt	21,179	23,078
Deferred income tax liabilities, net	359	0
Long-term payables to affiliated parties	7,641	7,641
Other liabilities	140	275
Shareholders' equity due to (from) TWC and subsidiaries	5,680	3,270
Other TWC shareholders' equity	6,943	7,279
Total TWC shareholders' equity	12,623	10,549
Noncontrolling interests	0	0
Total equity	12,623	10,549
Total liabilities and equity	44,319	43,720
Consolidating Statement of Operations
Revenue	0	0	0
Programming and content	0	0	0
Sales and marketing	0	0	0
Technical operations	0	0	0
Customer care	0	0	0
Other operating	0	0	0
Depreciation	0	0	0
Amortization	0	0	0
Merger-related and restructuring costs	0	24	9
Asset impairments			0
Total costs and expenses	0	24	9
Operating Income	0	(24)	(9)
Equity in pretax income of consolidated subsidiaries	3,273	3,663	2,789
Interest expense, net	(235)	(309)	(324)
Other income (expense), net	1	0	2
Income before income taxes	3,039	3,330	2,458
Income tax provision	(1,085)	(1,175)	(793)
Net income	1,954	2,155	1,665
Less: Net income attributable to noncontrolling interests	0	0	0
Net income attributable to TWC shareholders	1,954	2,155	1,665
Consolidating Statement of Comprehensive Income
Net income	1,954	2,155	1,665
Change in accumulated unrealized losses on pension benefit obligation, net of tax	604	(167)	(250)
Change in accumulated deferred gains (losses) on cash flow hedges, net of tax	104	63	(18)
Other changes	(1)
Other comprehensive income (loss)	707	(104)	(268)
Comprehensive income	2,661	2,051	1,397
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to TWC shareholders	2,661	2,051	1,397
Consolidating Statement of Cash Flows
Cash provided by operating activities	(188)	(191)	(51)
Capital expenditures	0	0	(1)
Business acquisitions, net of cash acquired	0	(1,350)	(267)
Purchases of investments	(575)	(150)	0
Return of capital from investees	0	0	0
Proceeds from sale, maturity and collection of investments	726	0	5
Acquisition of intangible assets	0	(3)	0
Investments in (distributions and sale proceeds from) consolidated subsidiaries		(33)	0
Other investing activities	0	0	14
Cash used by investing activities	151	(1,536)	(249)
Short-term repayments, net		392	1,619
Proceeds from issuance of long-term debt		2,258	3,227
Repayments of long-term debt	(1,500)	(1,500)
Repayments of long-term debt assumed in acquisitions	0	0	0
Debt issuance costs		(26)	(25)
Redemption of mandatorily redeemable preferred equity	0
Repurchases of common stock	(2,509)	(1,850)	(2,657)
Dividends paid	(758)	(700)	(642)
Proceeds from exercise of stock options	138	140	114
Excess tax benefit from equity-based compensation	92	62	0
Taxes paid in cash in lieu of shares issued for equity-based compensation	0	0	0
Acquisition of noncontrolling interest		0
Net change in investments in and amounts due to and from consolidated subsidiaries	2,725	769	109
Other financing activities	(9)	(16)	(14)
Cash used by financing activities	(1,821)	(471)	1,731
Increase (decrease) in cash and equivalents	(1,858)	(2,198)	1,431
Cash and equivalents at beginning of year	2,174	4,372	2,941
Cash and equivalents at end of year	316	2,174	4,372
Guarantor Subsidiary [Member]
Consolidating Balance Sheet
Cash and equivalents	0	0	0
Short-term investments in U.S. Treasury securities		0
Receivables, net	1	0
Receivables from affiliated parties	0	0
Deferred income tax assets	9	2
Other current assets	42	0
Total current assets	52	2
Investments in and amounts due from consolidated subsidiaries	43,285	41,069
Investments	43	58
Property, plant and equipment, net	30	32
Intangible assets subject to amortization, net	6	10
Intangible assets not subject to amortization	0	0
Goodwill	0	0
Other assets	0	0
Total assets	43,416	41,171
Accounts payable	0	0
Deferred revenue and subscriber-related liabilities	0	0
Payables to affiliated parties	155	32
Accrued programming expense	0	0
Current maturities of long-term debt	0	0
Mandatorily redeemable preferred equity issued by a subsidiary		300
Other current liabilities	67	66
Total current liabilities	222	398
Long-term debt	2,065	2,070
Deferred income tax liabilities, net	161	153
Long-term payables to affiliated parties	14,702	8,702
Other liabilities	89	43
Shareholders' equity due to (from) TWC and subsidiaries	453	(176)
Other TWC shareholders' equity	25,724	29,981
Total TWC shareholders' equity	26,177	29,805
Noncontrolling interests	0	0
Total equity	26,177	29,805
Total liabilities and equity	43,416	41,171
Consolidating Statement of Operations
Revenue	0	0	0
Programming and content	0	0	0
Sales and marketing	0	0	0
Technical operations	0	0	0
Customer care	0	0	0
Other operating	0	0	0
Depreciation	0	0	0
Amortization	0	0	0
Merger-related and restructuring costs	3	0	0
Asset impairments			16
Total costs and expenses	3	0	16
Operating Income	(3)	0	(16)
Equity in pretax income of consolidated subsidiaries	3,659	3,484	3,289
Interest expense, net	(501)	(307)	(380)
Other income (expense), net	(5)	480	(107)
Income before income taxes	3,150	3,657	2,786
Income tax provision	(1,139)	(1,315)	(892)
Net income	2,011	2,342	1,894
Less: Net income attributable to noncontrolling interests	0	0	0
Net income attributable to TWC shareholders	2,011	2,342	1,894
Consolidating Statement of Comprehensive Income
Net income	2,011	2,342	1,894
Change in accumulated unrealized losses on pension benefit obligation, net of tax	0	0	0
Change in accumulated deferred gains (losses) on cash flow hedges, net of tax	0	0	0
Other changes	0
Other comprehensive income (loss)	0	0	0
Comprehensive income	2,011	2,342	1,894
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to TWC shareholders	2,011	2,342	1,894
Consolidating Statement of Cash Flows
Cash provided by operating activities	(595)	(603)	(319)
Capital expenditures	0	0	0
Business acquisitions, net of cash acquired	(429)	0	0
Purchases of investments	(13)	(17)	(20)
Return of capital from investees	9	1,112	0
Proceeds from sale, maturity and collection of investments	0	64	0
Acquisition of intangible assets	(3)	0	0
Investments in (distributions and sale proceeds from) consolidated subsidiaries		0	0
Other investing activities	0	0	0
Cash used by investing activities	(436)	1,159	(20)
Short-term repayments, net		0	0
Proceeds from issuance of long-term debt		0	0
Repayments of long-term debt	0	(600)
Repayments of long-term debt assumed in acquisitions	0	0	0
Debt issuance costs		0	0
Redemption of mandatorily redeemable preferred equity	(300)
Repurchases of common stock	0	0	0
Dividends paid	0	0	0
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from equity-based compensation	0	0	0
Taxes paid in cash in lieu of shares issued for equity-based compensation	0	0	0
Acquisition of noncontrolling interest		0
Net change in investments in and amounts due to and from consolidated subsidiaries	1,331	44	339
Other financing activities	0	0	0
Cash used by financing activities	1,031	(556)	339
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents at beginning of year	0	0	0
Cash and equivalents at end of year	0	0	0
Non-Guarantor Subsidiaries [Member]
Consolidating Balance Sheet
Cash and equivalents	209	1,130	805
Short-term investments in U.S. Treasury securities		0
Receivables, net	890	834
Receivables from affiliated parties	28	29
Deferred income tax assets	320	309
Other current assets	169	169
Total current assets	1,616	2,471
Investments in and amounts due from consolidated subsidiaries	7,641	7,641
Investments	13	12
Property, plant and equipment, net	15,026	14,710
Intangible assets subject to amortization, net	546	631
Intangible assets not subject to amortization	26,012	26,011
Goodwill	3,196	2,889
Other assets	92	53
Total assets	54,142	54,418
Accounts payable	565	646
Deferred revenue and subscriber-related liabilities	188	183
Payables to affiliated parties	3	3
Accrued programming expense	869	872
Current maturities of long-term debt	9	2
Mandatorily redeemable preferred equity issued by a subsidiary		0
Other current liabilities	1,179	1,108
Total current liabilities	2,813	2,814
Long-term debt	41	23
Deferred income tax liabilities, net	11,578	11,197
Long-term payables to affiliated parties	0	0
Other liabilities	488	432
Shareholders' equity due to (from) TWC and subsidiaries	(6,133)	(3,094)
Other TWC shareholders' equity	45,351	43,042
Total TWC shareholders' equity	39,218	39,948
Noncontrolling interests	4	4
Total equity	39,222	39,952
Total liabilities and equity	54,142	54,418
Consolidating Statement of Operations
Revenue	22,120	21,386	19,675
Programming and content	4,950	4,703	4,346
Sales and marketing	2,048	1,816	1,589
Technical operations	1,500	1,434	1,289
Customer care	766	741	712
Other operating	4,876	4,868	4,513
Depreciation	3,155	3,154	2,994
Amortization	126	110	33
Merger-related and restructuring costs	116	91	61
Asset impairments			44
Total costs and expenses	17,537	16,917	15,581
Operating Income	4,583	4,469	4,094
Equity in pretax income of consolidated subsidiaries	0	0	0
Interest expense, net	(816)	(990)	(814)
Other income (expense), net	15	17	16
Income before income taxes	3,782	3,496	3,296
Income tax provision	(973)	(948)	(871)
Net income	2,809	2,548	2,425
Less: Net income attributable to noncontrolling interests	0	(4)	(2)
Net income attributable to TWC shareholders	2,809	2,544	2,423
Consolidating Statement of Comprehensive Income
Net income	2,809	2,548	2,425
Change in accumulated unrealized losses on pension benefit obligation, net of tax	0	0	0
Change in accumulated deferred gains (losses) on cash flow hedges, net of tax	0	0	0
Other changes	(1)
Other comprehensive income (loss)	(1)	0	0
Comprehensive income	2,808	2,548	2,425
Less: Comprehensive income attributable to noncontrolling interests	0	(4)	(2)
Comprehensive income attributable to TWC shareholders	2,808	2,544	2,423
Consolidating Statement of Cash Flows
Cash provided by operating activities	6,536	6,319	6,058
Capital expenditures	(3,198)	(3,095)	(2,936)
Business acquisitions, net of cash acquired	6	10	(294)
Purchases of investments	0	(40)	(4)
Return of capital from investees	0	88	3
Proceeds from sale, maturity and collection of investments	0	40	0
Acquisition of intangible assets	(37)	(34)	(47)
Investments in (distributions and sale proceeds from) consolidated subsidiaries		(392)	(1,619)
Other investing activities	38	30	17
Cash used by investing activities	(3,191)	(3,393)	(4,880)
Short-term repayments, net		0	0
Proceeds from issuance of long-term debt		0	0
Repayments of long-term debt	0	0
Repayments of long-term debt assumed in acquisitions	(138)	(1,730)	(44)
Debt issuance costs		0	0
Redemption of mandatorily redeemable preferred equity	0
Repurchases of common stock	0	0	0
Dividends paid	0	0	0
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from equity-based compensation	1	19	48
Taxes paid in cash in lieu of shares issued for equity-based compensation	(68)	(45)	(29)
Acquisition of noncontrolling interest		(32)
Net change in investments in and amounts due to and from consolidated subsidiaries	(4,056)	(780)	(448)
Other financing activities	(5)	(33)	(6)
Cash used by financing activities	(4,266)	(2,601)	(479)
Increase (decrease) in cash and equivalents	(921)	325	699
Cash and equivalents at beginning of year	1,130	805	106
Cash and equivalents at end of year	$ 209	$ 1,130	$ 805